Three Canal Plaza, Suite 600 Portland, ME 04101 P: 207-347-2000 F: 207-347-2100

November 3, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

Branch of Document Control

100 F Street NE

Stop 1-4

Washington, D.C. 20549

RE:	FORUM FUNDS (the “Registrant”)

File Nos. 2-67052; 811-03023

Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I am writing to notify you that the Prospectuses for the DF Dent Premier Growth Fund, Auxier Focus Fund, Golden Large Cap Core Fund and Golden Small Cap Core Fund and the Statements of Additional Information for the Auxier Focus Fund, Golden Large Cap Core Fund and Golden Small Cap Core Fund dated November 1, 2008 do not differ from those contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on October 28, 2008 (Accession No. 0001193125-08-218056).

If you have any questions regarding this request, please contact me directly at (207) 347-2030.

Yours truly,

/s/ Megan Hadley Koehler
Megan Hadley Koehler
Atlantic Fund Administration, LLC

cc:	Robert J. Zutz, Esq.

Francine J. Rosenberger, Esq.

www.atlanticfundadmin.com